Related Party Transactions (Details) - Schedule of short-term borrowings from related parties - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of short-term borrowings from related parties [Line Items]
Short-term borrowings to related party			$ 2,937,301
Guardforce Holdings (HK) Limited [Member]
Related Party Transactions (Details) - Schedule of short-term borrowings from related parties [Line Items]
Short-term borrowings to related party	[1]		1,499,998
Tu Jingyi [Member]
Related Party Transactions (Details) - Schedule of short-term borrowings from related parties [Line Items]
Short-term borrowings to related party	[2]		$ 1,437,303

[1]	On December 31, 2019, the Company entered into an agreement with Guardforce Holdings (HK) Limited whereby Guardforce Holdings (HK) Limited borrowed $1,499,998 to the Company. The loan is unsecured and it bears an interest rate of 3%. The loan is due on December 31, 2020. During the year ended December 31, 2020, the Company repaid the principal $507,998. The loan was extended to December 22, 2022 bearing an interest rate of 2%. For the years ended December 31, 2020 and 2019, interest expense on this loan was $19,840 and $123, respectively. On April 17, 2020, the Company entered into an agreement with Guardforce Holdings (HK) Limited whereby Guardforce Holdings (HK) Limited borrowed $2,735,000 to the Company. The loan is unsecured and it bears an interest rate of 2%. The loan is due on April 16, 2023. For the year ended December 31, 2020, interest expense on this loan was $34,187. On September 9, 2020, the Company entered into an agreement with Guardforce Holdings (HK) Limited whereby Guardforce Holdings (HK) Limited borrowed $413,500 to the Company. The loan is unsecured and it bears an interest rate of 2%. The loan is due on September 8, 2023. For the year ended December 31, 2020, interest expense on this loan was $2,757.
[2]	On September 1, 2018, the Company entered into an agreement with Mr. Tu Jingyi whereby Mr. Tu Jing Yi borrowed $1,437,303 (RMB10 million) to the Company. The loan is unsecured and it bears an interest of 3%. The loan was expired on August 31, 2019, which was extended to August 31, 2020. On September 1, 2020, the Company further extended the loan to August 31, 2022 bearing an interest rate of 1.5%. For the years ended December 31, 2020 and 2019, interest expense on this loan was $35,933 and approximately $38,000, respectively.